Earnings per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
The following table presents our basic and diluted earnings per share:

(In thousands, except per share data)	December 16, 2016 through December 31, 2016
Numerator:
Net income	€1,185
Less: net income attributable to noncontrolling interest	285
Net income attributable to trivago N.V.	€900
Denominator:
Weighted average shares of Class A and Class B common stock outstanding - basic and diluted	237,811

Earnings per share attributable to trivago N.V. available to Class A and Class B common stockholders - basic and diluted	€0.00